SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Mar. 10, 2021	Feb. 01, 2021	Jan. 12, 2021	May 04, 2020	Feb. 28, 2021	Feb. 19, 2021	Jan. 25, 2021	Apr. 15, 2021
Paycheck Protection Promissory Note [Member]
Principal amount				$ 95,161
Interest rate				1.00%
Maturity date				May 06, 2022
Subsequent Event [Member]
Acquisition Payments	$ 1,050,000
Subsequent Event [Member] | K & L Beverage [Member]
Common Stock issued							6,300,000
Subsequent Event [Member] | Legacy S and S Beverage [Member]
Common Stock issued							9,000,000
Subsequent Event [Member] | William J. Stineman [Member]
Common Stock issued							1,980,000
Subsequent Event [Member] | William F. Stineman [Member]
Common Stock issued							360,000
Subsequent Event [Member] | Gary Kramer [Member]
Common Stock issued							270,000
Subsequent Event [Member] | Steven Sirus [Member]
Common Stock issued							90,000
Subsequent Event [Member] | S and S Beverage [Member]
Acquisition Payments	$ 1,050,000
Subsequent Event [Member] | Second 2020 Debenture [Member]
Number of shares issued						7,252,634	5,183,613
Conversion price						$ 0.0208	$ 0.0213
Subsequent Event [Member] | Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted						$ 150,000	$ 100,000
Subsequent Event [Member] | Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted						$ 855	$ 10,411
Subsequent Event [Member] | First 2021 Debenture [Member]
Principal amount								$ 900,000
Origination fees								41,000
Original issue discount								36,000
Structuring fee								5,000
Subsequent Event [Member] | Second 2021 Debenture [Member]
Principal amount								600,000
Original issue discount								$ 24,000
Subsequent Event [Member] | 2021 Debentures [Member]
Number of shares issued					154,958,678
Subsequent Event [Member] | Paycheck Protection Promissory Note [Member]
Principal amount		$ 117,487
Interest rate		1.00%
Maturity date		Feb. 01, 2026
Subsequent Event [Member] | Third 2020 Debenture [Member]
Conversion price			$ 0.0185
Subsequent Event [Member] | Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted			$ 200,000
Subsequent Event [Member] | Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted			$ 1,425
Subsequent Event [Member] | First 2020 Debenture [Member]
Number of shares issued							7,094,732
Conversion price							$ 0.0213
Subsequent Event [Member] | First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted							$ 150,000
Subsequent Event [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted							$ 1,118